AdvisorDesigns® Variable Annuity EliteDesigns® Variable Annuity	AdvisorDesigns® Variable Annuity EliteDesigns® Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641N Rye Brook, New York 10573

Supplement Dated November 16, 2011
To Current Prospectus

Effective December 19, 2011, the following changes are effective regarding Frequent Transfer Restrictions in the Prospectus:

1.
For the Subaccounts listed in the table below, the Company will no longer limit the number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the period listed in the table below. If a Subaccount is not listed in the table below, then the Company will continue to limit the number of round-trip transfers for that Subaccount as described in the Frequent Transfer Restrictions section of your Prospectus.

2.
The Company has adopted the following policy designed to deter frequent transfers in and out of the Subaccounts listed in the table below to prevent transfers that are disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “New Transfer Block Restriction.” The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. We will include transfers made during the 30, 60, or 90 day period prior to December 19, 2011 when enforcing this policy. For example, if you transferred money out of the Rydex | SGI Mid Cap Value subaccount on December 5, 2011, the 30 day restriction begins on December 6, 2011 and ends on January 4, 2012, which means you could transfer back into the Rydex | SGI Mid Cap Value Subaccount on January 5, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Old Round Trip Transfer Restriction	New Transfer Block Restriction (# of Calendar Days)
Subaccounts Available in AdvisorDesigns & EliteDesigns Contracts
Fidelity® VIP Contrafund®	1 per 3 month period	60 days
Fidelity® VIP Index 500	1 per 3 month period	60 days
Fidelity® VIP Investment Grade Bond	1 per 3 month period	60 days
Franklin Small-Mid Cap Growth Securities	1 per 3 month period	30 days
Invesco V.I. Government Securities	1 per 3 month period	30 days
Invesco V.I. International Growth	1 per 3 month period	30 days
Invesco V.I. Mid Cap Core Equity	1 per 3 month period	30 days
Neuberger Berman AMT Guardian	1 per 3 month period	30 days

Subaccount	Old Round Trip Transfer Restriction	New Transfer Block Restriction (# of Calendar Days)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	1 per 3 month period	30 days
Rydex | SGI VT All Cap Value	2 per 3 month period	30 days
Rydex | SGI VT All-Asset Aggressive Strategy	2 per 3 month period	30 days
Rydex | SGI VT All-Asset Conservative Strategy	2 per 3 month period	30 days
Rydex | SGI VT All-Asset Moderate Strategy	2 per 3 month period	30 days
Rydex | SGI VT Large Cap Value	2 per 3 month period	30 days
Rydex | SGI VT Mid Cap Value	2 per 3 month period	30 days
Rydex | SGI VT MSCI EAFE Equal Weight	2 per 3 month period	30 days
Rydex | SGI VT Multi-Hedge Strategies	2 per 3 month period	30 days
Rydex | SGI VT Small Cap Value	2 per 3 month period	30 days
Rydex | SGI VT U.S. Long Short Momentum	2 per 3 month period	30 days
Rydex VT Commodities Strategy	2 per 3 month period	30 days
Templeton Developing Markets Securities	1 per 3 month period	30 days
Templeton Foreign Securities	1 per 3 month period	30 days
Wells Fargo Advantage Opportunity VT	1 per 2 month period	60 days
Subaccounts Available ONLY in AdvisorDesigns Contracts
Dreyfus VIF International Value	2 per 4 month period	60 days
Fidelity® VIP Growth Opportunities	1 per 3 month period	60 days
Invesco V.I. Capital Appreciation	1 per 3 month period	30 days
Neuberger Berman AMT Partners	1 per 3 month period	30 days
PIMCO VIT Low Duration	1 per 3 month period	30 days
PIMCO VIT Real Return	1 per 3 month period	30 days
PIMCO VIT Total Return	1 per 3 month period	30 days
Rydex | SGI VT Mid Cap Growth	2 per 3 month period	30 days
Subaccounts Available ONLY in EliteDesigns Contracts
Alger Capital Appreciation	1 per 3 month period	30 days
Alger Large Cap Growth	1 per 3 month period	30 days
Alger Small Cap Growth	1 per 3 month period	30 days
American Century VP Income & Growth	2 per 12 month period	30 days
American Century VP International	2 per 12 month period	30 days
American Century VP Mid Cap Value	2 per 12 month period	30 days
American Century VP Value	2 per 12 month period	30 days
BlackRock Basic Value V.I.	1 per 3 month period	30 days
BlackRock Capital Appreciation V.I.	1 per 3 month period	30 days
BlackRock Equity Dividend V.I.	1 per 3 month period	30 days
BlackRock Global Allocation V.I.	1 per 3 month period	30 days
BlackRock Global Opportunities V.I.	1 per 3 month period	30 days
BlackRock Large Cap Core V.I.	1 per 3 month period	30 days
BlackRock Large Cap Growth V.I.	1 per 3 month period	30 days

Subaccount	Old Round Trip Transfer Restriction	New Transfer Block Restriction (# of Calendar Days)
DWS Blue Chip VIP	1 per 3 month period	30 days
DWS Capital Growth VIP	1 per 3 month period	30 days
DWS Dreman Small Mid Cap Value VIP	1 per 3 month period	30 days
DWS Global Small Cap Growth VIP	1 per 3 month period	30 days
DWS Global Thematic VIP	1 per 3 month period	30 days
DWS Government & Agency Securities VIP	1 per 3 month period	30 days
DWS Large Cap Value VIP	1 per 3 month period	30 days
Fidelity® VIP Balanced	1 per 3 month period	60 days
Fidelity® VIP Disciplined Small Cap	1 per 3 month period	60 days
Fidelity® VIP Growth & Income	1 per 3 month period	60 days
Fidelity® VIP Mid Cap	1 per 3 month period	60 days
Fidelity® VIP Overseas	1 per 3 month period	60 days
Fidelity® VIP Real Estate	1 per 3 month period	60 days
Fidelity® VIP Strategic Income	1 per 3 month period	60 days
Franklin Flex Cap Growth Securities	1 per 3 month period	30 days
Franklin Growth & Income Securities	1 per 3 month period	30 days
Franklin High Income Securities	1 per 3 month period	30 days
Franklin Income Securities	1 per 3 month period	30 days
Franklin Large Cap Growth Securities	1 per 3 month period	30 days
Franklin Large Cap Value Securities	1 per 3 month period	30 days
Franklin Mutual Global Discovery Securities	1 per 3 month period	30 days
Franklin Mutual Shares Securities	1 per 3 month period	30 days
Franklin Rising Dividends Securities	1 per 3 month period	30 days
Franklin Small Cap Value Securities	1 per 3 month period	30 days
Franklin Strategic Income Securities	1 per 3 month period	30 days
Franklin US Government Securities	1 per 3 month period	30 days
Goldman Sachs VIT Government Income	1 per 3 month period	30 days
Goldman Sachs VIT Growth Opportunities	1 per 3 month period	30 days
Goldman Sachs VIT Large Cap Value	1 per 3 month period	30 days
Goldman Sachs VIT Mid Cap Value	1 per 3 month period	30 days
Goldman Sachs VIT Strategic Growth	1 per 3 month period	30 days
Goldman Sachs VIT Strategic International Equities	1 per 3 month period	30 days
Goldman Sachs VIT Structured Small Cap Equities	1 per 3 month period	30 days
Invesco V.I. Core Equity	1 per 3 month period	30 days
Invesco V.I. Global Health Care	1 per 3 month period	30 days
Invesco V.I. Global Real Estate	1 per 3 month period	30 days
Invesco V.I. High Yield	1 per 3 month period	30 days
Invesco V.I. Small Cap Equity	1 per 3 month period	30 days
Invesco V.I. Utilities	1 per 3 month period	30 days

Subaccount	Old Round Trip Transfer Restriction	New Transfer Block Restriction (# of Calendar Days)
Invesco Van Kampen V.I. Capital Growth	1 per 3 month period	30 days
Invesco Van Kampen V.I. Comstock	1 per 3 month period	30 days
Invesco Van Kampen V.I. Equity and Income	1 per 3 month period	30 days
Invesco Van Kampen V.I. Global Value Equities	1 per 3 month period	30 days
Invesco Van Kampen V.I. Growth and Income	1 per 3 month period	30 days
Invesco Van Kampen V.I. Mid Cap Growth	1 per 3 month period	30 days
Invesco Van Kampen V.I. Mid Cap Value	1 per 3 month period	30 days
Ivy Funds VIP Asset Strategy	2 per 12 month period	60 days
Ivy Funds VIP Balanced	2 per 12 month period	60 days
Ivy Funds VIP Core Equity	2 per 12 month period	60 days
Ivy Funds VIP Dividend Opportunities	2 per 12 month period	60 days
Ivy Funds VIP Energy	2 per 12 month period	60 days
Ivy Funds VIP Global Bond	2 per 12 month period	60 days
Ivy Funds VIP Growth	2 per 12 month period	60 days
Ivy Funds VIP High Income	2 per 12 month period	60 days
Ivy Funds VIP International Core Equity	2 per 12 month period	60 days
Ivy Funds VIP International Growth	2 per 12 month period	60 days
Ivy Funds VIP Limited-Term Bond	2 per 12 month period	60 days
Ivy Funds VIP Mid Cap Growth	2 per 12 month period	60 days
Ivy Funds VIP Real Estate Securities	2 per 12 month period	60 days
Ivy Funds VIP Science and Technology	2 per 12 month period	60 days
Ivy Funds VIP Small Cap Growth	2 per 12 month period	60 days
Ivy Funds VIP Small Cap Value	2 per 12 month period	60 days
Ivy Funds VIP Value	2 per 12 month period	60 days
Janus Aspen Enterprise	1 per 90 day period	30 days
Janus Aspen Forty	1 per 90 day period	30 days
Janus Aspen Janus Portfolio	1 per 90 day period	30 days
Janus Aspen Overseas	1 per 90 day period	30 days
Janus Aspen Perkins Mid Cap Value	1 per 90 day period	30 days
Lord Abbett Series Bond-Debenture VC	1 per 3 month period	30 days
Lord Abbett Series Capital Structure VC	1 per 3 month period	30 days
Lord Abbett Series Classic Stock VC	1 per 3 month period	30 days
Lord Abbett Series Developing Growth VC	1 per 3 month period	30 days
Lord Abbett Series Fundamental Equity VC	1 per 3 month period	30 days
Lord Abbett Series Growth and Income VC	1 per 3 month period	30 days
Lord Abbett Series Growth Opportunities VC	1 per 3 month period	30 days
Lord Abbett Series Mid-Cap Value VC	1 per 3 month period	30 days
Lord Abbett Series Total Return VC	1 per 3 month period	30 days
Lord Abbett Series Value Opportunities VC	1 per 3 month period	30 days

Subaccount	Old Round Trip Transfer Restriction	New Transfer Block Restriction (# of Calendar Days)
MFS® VIT Investors Growth Stock	1 per 3 month period	30 days
MFS® VIT Investors Trust	1 per 3 month period	30 days
MFS® VIT New Discovery	1 per 3 month period	30 days
MFS® VIT Research	1 per 3 month period	30 days
MFS® VIT Research Bond	1 per 3 month period	30 days
MFS® VIT Research International	1 per 3 month period	30 days
MFS® VIT Total Return	1 per 3 month period	30 days
MFS® VIT Utilities	1 per 3 month period	30 days
Neuberger Berman AMT Socially Responsive	1 per 3 month period	30 days
Oppenheimer Global Securities Fund/VA	1 per 3 month period	30 days
Oppenheimer Global Strategic Income Fund/VA	1 per 3 month period	30 days
Oppenheimer International Growth Fund/VA	1 per 3 month period	30 days
PIMCO VIT All Asset	1 per 3 month period	30 days
PIMCO VIT CommodityRealReturn Strategy	1 per 3 month period	30 days
PIMCO VIT Emerging Markets Bond	1 per 3 month period	30 days
PIMCO VIT Foreign Bond (Unhedged)	1 per 3 month period	30 days
PIMCO VIT Global Bond (Unhedged)	1 per 3 month period	30 days
PIMCO VIT High Yield	1 per 3 month period	30 days
PIMCO VIT Low Duration	1 per 3 month period	30 days
PIMCO VIT Real Return	1 per 3 month period	30 days
PIMCO VIT Total Return	1 per 3 month period	30 days
Rydex | SGI VT High Yield	2 per 3 month period	30 days
Rydex | SGI VT Large Cap Concentrated Growth	2 per 3 month period	30 days
Rydex | SGI VT Managed Asset Allocation	2 per 3 month period	30 days
Rydex | SGI VT Managed Futures Strategy	2 per 3 month period	30 days
T. Rowe Price Blue Chip Growth	1 per 90 day period	30 days
T. Rowe Price Equity Income	1 per 90 day period	30 days
T. Rowe Price Health Sciences Portfolio	1 per 90 day period	30 days
T. Rowe Price Limited-Term Bond	1 per 90 day period	30 days
Templeton Global Bond Securities	1 per 3 month period	30 days
Templeton Growth Securities	1 per 3 month period	30 days
Third Avenue Value	1 per 3 month period	90 days
Van Eck VIP Global Hard Assets	1 per 90 day period	30 days
Wells Fargo Advantage International Equity VT	1 per 2 month period	60 days
Wells Fargo Advantage Intrinsic Value VT	1 per 2 month period	60 days
Wells Fargo Advantage Omega Growth VT	1 per 2 month period	60 days
Wells Fargo Advantage Small Cap Value VT	1 per 2 month period	60 days

Please Retain This Supplement For Future Reference

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